Portfolio of Investments
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 96.5%
Issuer	Shares	Value ($)
Communication Services 4.8%
Diversified Telecommunication Services 4.8%
Verizon Communications, Inc.	2,129,524	123,831,821
Total Communication Services		123,831,821
Consumer Discretionary 6.1%
Internet & Direct Marketing Retail 2.3%
Qurate Retail, Inc.	5,180,710	60,925,150
Specialty Retail 3.8%
Lowe’s Companies, Inc.	510,361	97,060,455
Total Consumer Discretionary		157,985,605
Consumer Staples 3.7%
Tobacco 3.7%
Philip Morris International, Inc.	1,075,126	95,406,681
Total Consumer Staples		95,406,681
Energy 7.3%
Energy Equipment & Services 1.7%
Technip Energies NV, ADR(a)	845,204	12,699,190
TechnipFMC PLC(a)	4,226,020	32,624,874
Total		45,324,064
Oil, Gas & Consumable Fuels 5.6%
Chevron Corp.	348,262	36,494,375
Marathon Petroleum Corp.	864,148	46,223,277
Williams Companies, Inc. (The)	2,614,122	61,928,550
Total		144,646,202
Total Energy		189,970,266
Financials 22.1%
Banks 13.2%
Bank of America Corp.	2,324,129	89,920,551
Citigroup, Inc.	1,279,640	93,093,810
JPMorgan Chase & Co.	520,260	79,199,180
Wells Fargo & Co.	1,990,565	77,771,374
Total		339,984,915
Capital Markets 3.1%
Morgan Stanley	1,016,506	78,941,856
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.8%
American International Group, Inc.	1,610,481	74,420,327
MetLife, Inc.	1,254,406	76,255,341
Total		150,675,668
Total Financials		569,602,439
Health Care 14.1%
Health Care Equipment & Supplies 2.9%
Baxter International, Inc.	899,416	75,856,746
Health Care Providers & Services 8.4%
Centene Corp.(a)	1,235,881	78,985,155
Cigna Corp.	332,859	80,465,334
Humana, Inc.	134,896	56,555,148
Total		216,005,637
Pharmaceuticals 2.8%
Bristol-Myers Squibb Co.	1,136,095	71,721,677
Total Health Care		363,584,060
Industrials 9.4%
Aerospace & Defense 2.8%
Raytheon Technologies Corp.	934,210	72,186,407
Industrial Conglomerates 2.2%
Honeywell International, Inc.	258,538	56,120,844
Machinery 1.3%
Caterpillar, Inc.	142,227	32,978,174
Road & Rail 3.1%
CSX Corp.	454,679	43,840,149
Union Pacific Corp.	166,149	36,620,901
Total		80,461,050
Total Industrials		241,746,475
Information Technology 12.8%
Communications Equipment 4.0%
Cisco Systems, Inc.	1,981,060	102,440,613
Electronic Equipment, Instruments & Components 2.7%
Corning, Inc.	1,599,744	69,604,861
Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.6%
Applied Materials, Inc.	533,463	71,270,657
QUALCOMM, Inc.	360,096	47,745,129
Total		119,015,786
Software 1.5%
Teradata Corp.(a)	1,017,465	39,213,101
Total Information Technology		330,274,361
Materials 8.4%
Chemicals 2.8%
FMC Corp.	657,740	72,752,621
Metals & Mining 5.6%
Barrick Gold Corp.	3,955,434	78,317,593
Freeport-McMoRan, Inc.(a)	1,984,178	65,338,982
Total		143,656,575
Total Materials		216,409,196
Utilities 7.8%
Electric Utilities 4.5%
FirstEnergy Corp.	2,280,377	79,106,278
NextEra Energy, Inc.	505,541	38,223,955
Total		117,330,233
Independent Power and Renewable Electricity Producers 3.3%
AES Corp. (The)	3,165,683	84,871,961
Total Utilities		202,202,194
Total Common Stocks (Cost $1,838,482,121)		2,491,013,098
Preferred Stocks 0.5%
Issuer		Shares	Value ($)
Consumer Discretionary 0.5%
Internet & Direct Marketing Retail 0.5%
Qurate Retail, Inc.	8.000%	115,361	11,726,445
Total Consumer Discretionary			11,726,445
Total Preferred Stocks (Cost $19,799,177)			11,726,445

Money Market Funds 3.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	80,921,144	80,913,052
Total Money Market Funds (Cost $80,913,052)		80,913,052
Total Investments in Securities (Cost: $1,939,194,350)		2,583,652,595
Other Assets & Liabilities, Net		(3,612,150)
Net Assets		2,580,040,445

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	24,910,450	305,957,023	(249,954,421)	—	80,913,052	—	20,912	80,921,144
Abbreviation Legend
ADR	American Depositary Receipt
2	Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Select Large Cap Value Fund, March 31, 2021 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Select Large Cap Value Fund | Quarterly Report 2021	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7020_03_L01_(03/21)